Divestitures (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 18, 2025	Mar. 16, 2024
Consideration					$ 58,597,187
Revenues	$ 38,359,163	$ 42,940,136	$ 44,631,115
Net income	$ (31,023,243)	(3,241,770)	5,582,847
Tantech Charcoal [Member]
Gain on disposition		1,008,290
Revenues		6,331,354	43,045,679	$ 49,010,850
Net income		1,385,657	8,142,194	5,851,977
USCNHK [Member]
Revenues		0	0	0
Net income		614,871	$ 3,240,482	$ (693,216)
Gain/loss on disposition of subsidiaries		$ 2,023,033
Third party transaction		Hangzhou Tanbo Technology Co., Ltd. and Lishui Xincai Industrial Co., Ltd., to the third party for $1,269 (approximately HKD10,000
Zhejiang Tantech Bamboo Charcoal Co., Ltd
Equity interest						100.00%
Consideration						$ 246,599